ADVANCES FOR FUTURE CAPITAL INCREASE - (Tables)	12 Months Ended
Dec. 31, 2019
ADVANCES FOR FUTURE CAPITAL INCREASE
Schedule of projects earmarked towards advances received on future capital increase

	12/31/2019	12/31/2018
Government Contribution for Future Capital Increase	46,452	3,580,852
Acquisition of equity interest CEEE / CGTEE	3,401	262,210
HPP Xingó	161	12,437
Federal Fund for Electrification - Law No. 5,073/66	150	11,540
Banabuí - Fortaleza Transmission Line	57	4,426
Transmission line in the State of Bahia	25	1,947
	50,246	3,873,412